Financial Instruments, Financial Risks And Capital Management - Summary of Remaining Contractual Maturity For Non Derivative Financial Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 47,040	$ 36,637
Adjustment	0	0
Carrying amount	47,040	36,637
Non-interest bearing | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	47,040	36,637
Non-interest bearing | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Non-interest bearing | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Non-interest bearing | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Variable Interest Rate Instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	12,091
Adjustment		0
Carrying amount		$ 12,091
Variable Interest Rate Instruments [Member] | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate		1.70%
Variable Interest Rate Instruments [Member] | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate		3.30%
Variable Interest Rate Instruments [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		$ 12,091
Variable Interest Rate Instruments [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		0
Variable Interest Rate Instruments [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		0
Variable Interest Rate Instruments [Member] | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		0
Fixed Interest Rate Instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		4,901
Adjustment		(182)
Carrying amount		$ 4,719
Fixed Interest Rate Instruments [Member] | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate		2.50%
Fixed Interest Rate Instruments [Member] | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate		4.85%
Fixed Interest Rate Instruments [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		$ 1,837
Fixed Interest Rate Instruments [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		2,317
Fixed Interest Rate Instruments [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		747
Fixed Interest Rate Instruments [Member] | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows		0
Lease liabilities (fixed rate)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	43,242	38,198
Adjustment	(4,780)	(2,287)
Carrying amount	$ 38,462	$ 35,911
Lease liabilities (fixed rate) | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	1.48%	1.60%
Lease liabilities (fixed rate) | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	9.75%	8.80%
Lease liabilities (fixed rate) | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 19,869	$ 15,884
Lease liabilities (fixed rate) | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	19,706	19,210
Lease liabilities (fixed rate) | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	3,667	3,104
Lease liabilities (fixed rate) | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 0	$ 0